Grupo Santander - Agreement for the sale of 49% of Santander Bank Polska S.A and accelerated placement of ordinary shares (Details) zł / shares in Units, € in Millions, zł in Millions						6 Months Ended
	Jun. 30, 2026 EUR (€)	Jan. 09, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 23, 2025 EUR (€)	Dec. 23, 2025 PLN (zł)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jan. 09, 2026 zł / shares	Dec. 02, 2025
Disclosure of detailed information about business combination [line items]
Fair value	€ 75,371		€ 74,612			€ 75,371
Profit/( loss) after tax from discontinued operations						1,895	€ 726
Increases (decreases) due to business combinations						(3,274)	(5)
Amounts transferred to income statement						0	0
Equity instruments
Disclosure of detailed information about business combination [line items]
Fair value	€ 3,602		€ 2,281			3,602
Non-Controlling interest, Other items
Disclosure of detailed information about business combination [line items]
Increases (decreases) due to business combinations						(3,274)	€ (5)
Santander Bank Polska SA
Disclosure of detailed information about business combination [line items]
Shares sold, percentage of share capital									3.50%
Proportion of ownership interest in subsidiary (in percentage)	9.70%		58.70%
Profit/( loss) after tax from discontinued operations						1,895
Santander Bank Polska SA | Equity instruments
Disclosure of detailed information about business combination [line items]
Fair value	€ 1,310					1,310
Santander Bank Polska SA | Discontinued operations
Disclosure of detailed information about business combination [line items]
Fair value			€ 8,173
Disposal of assets and liabilities previously classified as held for sale						9,098
Amounts transferred to income statement						€ 697
Agreement for the sale of Santander Bank Polska S.A. | Santander Consumer S.A. | Santander Consumer Bank Polska
Disclosure of detailed information about business combination [line items]
Consideration paid (received)				€ 726	zł 3,105
Percentage of voting equity interests acquired				60.00%	60.00%
Agreement for the sale of Santander Bank Polska S.A. | Santander Bank Polska SA
Disclosure of detailed information about business combination [line items]
Sale of proportion of ownership interest in subsidiary		49.00%
Sale price, par value per share (in zlotys per share) | zł / shares								zł 584
Agreement for the sale of Santander Bank Polska S.A. | Santander Towarzystwo Funduszy Inwestycyjnych S.A.
Disclosure of detailed information about business combination [line items]
Sale of proportion of ownership interest in subsidiary		50.00%
Agreement for the sale of Santander Bank Polska S.A. | Santander Towarzystwo Funduszy Inwestycyjnych S.A. and Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		€ (7,035)